Share Incentive Plan - Schedule of Share-based Compensation Expense Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	¥ 7,181	¥ 768	¥ 29,748
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	33	101	146
Selling and Marketing Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	4,166	14	14,278
General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	¥ 2,982	¥ 681	¥ 15,324